Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Plans
(13) Share-Based Compensation Plans
Federated’s long-term stock-incentive compensation has been provided for under the Stock Incentive Plan (the Plan), as amended and subsequently approved by shareholders from time to time. Share-based awards are granted to reward Federated’s employees and non-management directors who have contributed to the success of Federated and to provide incentive to increase their efforts on behalf of Federated. Since the Plan’s inception, a total of 27.1 million shares of Class B common stock have been authorized for granting share-based awards in the form of restricted stock, stock options or other share-based awards. As of December 31, 2011, 6.6 million shares are available under the Plan.
Share-based compensation expense was $19.0 million, $19.1 million and $18.8 million for the years ended December 31, 2011, 2010 and 2009, respectively. The associated tax benefits recorded in connection with share-based compensation expense was $7.1 million, $7.2 million and $7.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, the maximum remaining unrecognized compensation expense related to share-based awards approximated $66 million which is expected to be recognized over a weighted-average period of approximately 6 years.
(a) Restricted Stock
Federated’s restricted stock awards represent shares of Federated Class B common stock that may be sold by the awardee only once the restrictions lapse, as dictated by the terms of the award. The awards are generally subject to graded vesting schedules that vary in length from three to ten years with a portion of the award vesting each year, as dictated by the terms of the award. For an award with a ten-year vesting period, the restrictions on the vested portion of the award typically lapse on approximately the award’s fifth- and tenth-year anniversaries. Certain restricted stock awards granted pursuant to a key employee bonus program have a three-year graded vesting schedule with restrictions lapsing at each vesting date. During the period of restriction, the recipient receives dividends on all shares awarded, regardless of their vesting status.
The following table summarizes activity of non-vested restricted stock awards for the year ended December 31, 2011:

	Restricted Shares	Weighted- Average Grant- Date Fair Value
Non-vested at January 1, 2011	3,503,326	$24.14
Granted[1]	1,011,876	$19.97
Vested	(646,152)	$25.76
Forfeited	(99,029)	$23.99
Non-vested at December 31, 2011	3,770,021	$22.74

1
During the first quarter of 2011, Federated awarded 456,876 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. During 2011, Federated awarded 555,000 shares of restricted Federated Class B common stock to certain key employees. The restricted stock award generally vests over a ten-year period with restrictions on the vested portion of the award lapsing on approximately the awards’ fifth- and tenth-year anniversaries.

Federated awarded 1,011,876 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $19.97 to employees during 2011; awarded 897,379 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $22.97 to employees during 2010; and awarded 1,155,136 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $20.41 to employees during 2009.
The total fair value of restricted stock vested during December 31, 2011, 2010 and 2009 was $15.4 million, $12.2 million and $6.8 million, respectively.
(b) Stock Options
The outstanding stock options were granted with exercise prices that equaled or exceeded the market price of Federated’s Class B common stock on the grant date. The options generally have graded vesting schedules that vary in length up to ten years and in certain cases, may contain accelerated vesting provisions based upon the attainment of specific performance criteria. The stated exercise period is typically a one-year period following the date on which the entire award becomes fully vested. Each vested option may be exercised for the purchase of one share of Class B common stock at the exercise price. In some cases, Federated awarded stock options with no requisite service requirement. These options, which were fully vested on the date of grant, were immediately exercisable and expire no later than ten years after the grant date.

The following table summarizes the status of and changes in Federated’s stock option program for the year ended December 31, 2011:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2011	3,215,432	$28.67
Granted	0	N/A
Exercised	(603,418)	$25.07
Forfeited	0	N/A
Expired unexercised	(2,219,535)	$29.46
Outstanding at December 31, 2011	392,479	$29.72	1.3	$0
Vested at December 31, 2011	392,479	$29.72	1.3	$0
Exercisable at December 31, 2011	392,479	$29.72	1.3	$0

Total options exercised during December 31, 2011, 2010 and 2009 were 603,418, 486,150 and 345,275, respectively. The total intrinsic value of stock options exercised during December 31, 2011, 2010 and 2009 was $1.2 million, $2.3 million and $4.0 million, respectively.
There were no stock options granted in 2011 or 2010. Federated granted 12,000 stock options to non-management directors with a weighted-average grant-date fair value of $3.38 during the second quarter of 2009. Federated estimated the grant-date fair value using the Black-Scholes option-pricing model with the following weighted-average assumptions for options granted in 2009: dividend yield based on latest annualized dividend of 4.07%; expected volatility factor based on historical volatility of 24.9%; risk-free interest rate based on the U.S. Treasury strip rate for the expected life of the option of 1.89%; and an expected life of 5 years. The expected life is based on the assumption that these options will be exercised evenly over the life of the option. These awards were granted with an exercise price that was equal to the market price on the date of grant.